Commitments and Contingencies - Future Minimum Payments (Detail) - USD ($) $ in Thousands	Sep. 30, 2015	Dec. 31, 2014
Operating Leases, Future Minimum Payments Due, Fiscal Year Maturity [Abstract]
2015		$ 4,224
Remaining 2015	$ 2,092
2016	14,108	3,848
2017	16,993	3,705
2018	16,928	3,812
2019	16,263	3,725
Thereafter	56,294	874
Total	$ 122,678	$ 20,188